    As filed with the Securities and Exchange Commission on April 30, 1999

                                                      Registration No. 333-68109

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------


                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         PRE-EFFECTIVE AMENDMENT NO. ___                     [ ]

                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]


                        (Check appropriate box or boxes)

                                ----------------


                              AIM INVESTMENT FUNDS
               (Exact name of Registrant as Specified in Charter)

                 11 GREENWAY PLAZA, SUITE 100, HOUSTON, TX 77046
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 626-1919

                                    COPY TO:

   Jeffrey H. Kupor, Esq.                     Arthur J. Brown, Esq.
   A I M Advisors, Inc.                       R. Darrell Mounts, Esq.
   11 Greenway Plaza, Suite 100               Kirkpatrick & Lockhart LLP
   Houston, Texas  77046                      1800 Massachusetts Avenue, N.W.,
   (Name and Address of Agent for             2nd Floor
   Service)                                   Washington, D.C.  20036





   It is proposed that this filing will become effective:

     [X]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

     [ ]  On                   pursuant to paragraph (b) of Rule 485.

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     [ ]  On                   pursuant to paragraph (a)(1) of Rule 485.

     [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

     [ ]  On                   pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                              AIM INVESTMENT FUNDS
                       CONTENTS OF REGISTRATION STATEMENT


This registration statement consists of the following papers and documents:

o  Cover Sheet

o  Contents of Registration Statement

o  AIM Emerging Markets Fund

     Part A - Prospectus*

     Part B - Statement of Additional Information**

o  Part C - Other Information

o  Signature Page

o  Exhibits


* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-68109, on November 30, 1998.

** Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-68109, on November 30, 1998, and amended in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, SEC File No. 333-68109, on December 15, 1998.

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                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED IN ANY MANNER AGAINST ANY LIABILITY WHICH MAY BE INCURRED IN SUCH CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR OWN PROTECTION.

         The Registrant's Agreement and Declaration of Trust dated May 7, 1998 provides, among other things, (1) that a Trustee shall not be liable for any act, omission, or obligation of the Registrant or any Trustee (except for liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Trustee's duties); (2) that the Trustees and Officers shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Business Trust Act and other applicable law; and (3) that the shareholders and former shareholders of the Registrant shall be held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and shall be indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's By-Laws and applicable law.


         Section 9 of the Investment Management and Administration Contract between the Registrant and the Advisor dated
         May 29, 1998, provides that the Advisor shall not be liable, and each series of the Registrant shall indemnify the Advisor and its directors, officers and employees, for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Investment Management and Administration Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance by the Advisor of its duties or from reckless disregard by the Advisor of its obligations and duties under the Investment Management and Administration Contract.

         Section 8 of the Sub-Advisory and Sub-Administration Contract between the Advisor and the Sub-advisor dated May 29, 1998, provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory and Sub-Administration Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory and Sub-Administration Contract.


ITEM 16.  EXHIBITS.


Exhibit
Number                     Description
------                     -----------

(1)               -        Agreement and Declaration of Trust of the Registrant was filed as an Exhibit to Post-
                           Effective Amendment No. 55 to the Registration Statement on Form N-1A, filed August
                           26, 1998, and is hereby incorporated by reference.

(2)               -        Bylaws of the Registrant were filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

(3)               -        Voting Trust Agreements - None.

(4)               -        A copy of the form of Plan of Reorganization and Termination was attached as Appendix I to the Prospectus contained in the Registration Statement on Form N-14, filed November 30,
                           1998, and is hereby incorporated by reference.

(5)               -        Provisions of instruments defining the rights of holders of Registrant's securities are contained in the Declaration of Trust Articles II, VI, VII, VIII and IX and By-laws
                           Articles IV, V, VI, VII and VIII, which were filed as an Exhibit to Post-Effective
                           Amendment No. 55 to the Registration Statement on Form N-1A, filed August 26, 1998, and are hereby incorporated by reference.

(6)      (a)      -        Investment Management and Administration Contract between Registrant and A I M
                           Advisors, Inc. was filed as an exhibit to Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (b)      -        Administration Contract between Registrant and A I M Advisors, Inc. was filed as an




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
                           exhibit to Post-Effective Amendment No. 55 to the Registration Statement on Form
                           N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (c)      -        Sub-Administration Contract between A I M Advisors, Inc. and INVESCO (NY), Inc.
                           with respect to Registrant was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (d)      -        Sub-Advisory and Sub-Administration Contract, dated September 8, 1998 between A I M
                           Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement on Form
                           N-1A, dated August 26, 1998, and is hereby incorporated by reference.

         (e)      -        Fund Accounting and Pricing Agreement between Registrant and INVESCO (NY), INC. is filed as an exhibit to Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

(7)      (a)      -        Distribution Agreement between Registrant and A I M Distributors, Inc. with respect to
                           Class A shares was filed as an exhibit to Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (b)      -        Distribution Agreement between Registrant and A I M Distributors, Inc. with respect to Class B shares was filed as an exhibit to Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (c)      -        Distribution Agreement between Registrant and A I M Distributors, Inc. with respect to Advisor Class shares was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

(8)               -        Agreements Concerning Officers and Directors/Trustees Benefits - None.

(9)      (a)      -        Custodian Agreement between Registrant and State Street Bank and Trust Company was
                           filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement
                           on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (b)      -        Transfer Agency and Service Agreement between Registrant and A I M Fund Services,
                           Inc. was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (c)      -        Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an exhibit to Post-Effective Amendment
                           No. 55 to the Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (d)      -        Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services
                           Agreement, dated as of December 23, 1994, between Registrant and First Data



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
                           Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (e)      -        Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services
                           Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (f)      -        Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services
                           Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (g)      -        Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related
                           Services Agreement, dated as of December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.)
                           was filed as an exhibit to Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (h)      -        Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an exhibit to Post-Effective Amendment
                           No. 55 to the Registration Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

(10)     (a)      -        Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class A shares was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration
                           Statement on Form N-1A, dated May 29, 1998, and is hereby incorporated by reference.

         (b)      -        Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares was filed as an Exhibit to Post-Effective Amendment No. 53 to the
                           Registration Statement on Form N-1A, dated May 29, 1998, and is hereby incorporated by reference.

         (c)      -        Rule 18f-3 Multiple Class Plan was filed as an Exhibit to Post-Effective Amendment
                           No. 55 to the Registration Statement on Form N-1A, dated August 26, 1998, and is hereby incorporated by reference.

(11)     (a)      -        Opinion and Consent of Kirkpatrick & Lockhart LLP as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration
                           Statement on Form N-14 on November 30, 1998, and is hereby incorporated by reference.

         (b)      -        Opinion and Consent of Delaware Counsel was filed electronically as an exhibit to the
                           Registration Statement on Form N-14 on November 30, 1998, and is hereby incorporated by reference.

(12)              -        Opinion and Consent of Kirkpatrick & Lockhart LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith electronically.

(13)     (a)      -        Selected Dealer Agreement was filed as an Exhibit to Post-Effective Amendment No.
                           53 to the Registration Statement on Form N-1A, dated May 29, 1998, and is hereby incorporated by reference.




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
         (b)      -        Bank Sales Contract was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, dated May 29, 1998, and is hereby incorporated by reference.

         (c)      -        Shareholder Service Agreement was filed as an Exhibit to Post-Effective Amendment
                           No. 53 to the Registration Statement on Form N-1A, dated May 29, 1998, and is hereby incorporated by reference.

         (d)      -        Bank Shareholder Service Agreement was filed as an Exhibit to Post-Effective
                           Amendment No. 53 to the Registration Statement on Form N-1A, dated May 29, 1998, and is hereby incorporated by reference.

         (e)      -        Service Agreement for Bank Trust Department and for Broker is filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A,
                           filed August 26, 1998, and is hereby incorporated by reference.

(14)              -        Consent of PricewaterhouseCoopers LLP was filed electronically as an exhibit to
                           Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on December 15,
                           1998, and is hereby incorporated by reference.

(15)              -        Financial Statements - None.

(16)              -        Powers of Attorney - None.

(17)     (a)      -        Form of Proxy was filed electronically as an Exhibit to the Registration
                           Statement on Form N-14 on November 30, 1998, and is hereby incorporated by reference.

         (b)      -        Prospectus of AIM Emerging Markets Fund was filed electronically as an Exhibit to the
                           Registration Statement on Form N-14 on November 30, 1998, and is hereby incorporated by reference.


ITEM 17.  UNDERTAKINGS.

None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and the State of Texas, on the 30 day of April, 1999.


                                       AIM INVESTMENT FUNDS
                                             Registrant

                                       By: /s/ ROBERT H. GRAHAM
                                           --------------------------------
                                           Robert H. Graham
                                           President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 30 day of April, 1999.


/s/ ROBERT H. GRAHAM
----------------------------------
Robert H. Graham                      President, Trustee and
                                      Chairman of the Board
                                      (Principal Executive Officer)


/s/ DANA R. SUTTON
----------------------------------
Dana R. Sutton                        Vice President and Treasurer
                                      (Chief Accounting Officer)


/s/ C. DEREK ANDERSON
----------------------------------
C. Derek Anderson                     Trustee

/s/ ARTHUR C. PATTERSON
----------------------------------
Arthur C. Patterson                   Trustee

/s/ FRANK S. BAYLEY
----------------------------------
Frank S. Bayley                       Trustee

/s/ RUTH H. QUIGLEY
----------------------------------
Ruth H. Quigley                       Trustee

                                 EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION
-----------       -----------

   12 Opinion and Consent of Kirkpatrick & Lockhart LLP supporting the tax matters and consequences to shareholders.